Equity and Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The Company had the following stock purchase warrants outstanding at May 4, 2016:
Outstanding	Exercise Price	Expiration Date	Classification

20,000	$0.40	June 2016	Equity
136,364	$0.66	February 2018	Equity
6,363,638	$0.75	February 2018	Equity
5,047,461	$0.65	December 2017	Equity
232,964	$0.65	December 2017	Equity
2,884,615	$0.52	March 2019	Liability
1,474,615	$0.52	March 2019	Liability
3,525,000	$0.52	June 2019	Liability
1,079,137	$0.70	February 2020	Equity
250,000	$0.70	February 2020	Equity
25,115,384	$0.52	March 2021	Liability
67,500,000	$0.52	June 2021	Liability
113,629,178

The Company had the following stock purchase warrants outstanding at December 31, 2015 and 2014:

Outstanding
2015	2014	Exercise Price	Expiration Date	Classification

-	1,070,916	$0.51	February 2015	Equity
-	325,000	$1.25	February 2015	Equity
-	325,000	$1.50	February 2015	Equity
-	325,000	$1.75	February 2015	Equity
-	1,295,138	$0.54	April 2015	Equity
-	100,000	$0.37	October 2015	Equity
1,488,839	1,488,839	$0.60	April 2016	Equity
916,665	916,665	$0.50	April 2016	Equity
20,000	20,000	$0.40	June 2016	Equity
136,364	136,364	$0.66	February 2018	Equity
6,363,638	6,363,638	$0.75	February 2018	Equity
5,047,461	5,047,461	$0.65	December 2018	Equity
232,964	232,964	$0.65	December 2018	Equity
2,884,615	2,884,615	$0.52	March 2019	Liability
1,474,615	1,474,615	$0.52	March 2019	Liability
3,525,000	3,525,000	$0.52	June 2019	Liability
1,079,137	1,079,137	$0.70	February 2020	Equity
250,000	250,000	$0.70	February 2020	Equity
25,115,384	25,115,384	$0.52	March 2021	Liability
67,500,000	67,500,000	$0.52	June 2021	Liability
116,034,682	119,475,736

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about stock options outstanding as of December 31, 2015:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
Range of	Number of	Average	Average		Average
Exercise	Outstanding	Remaining	Exercise	Number	Exercise
Prices	Shares	Contract Life	Price	Exercisable	Price
$0.00 - $0.29	626,159	9.63	$0.18	0	—
$0.30 - $0.50	2,561,124	6.84	$0.40	1,678,659	$0.41
$0.51 - $0.75	4,926,406	7.04	$0.60	3,751,892	$0.60
$0.76 - $1.25	745,000	4.59	$0.95	745,000	$0.95
$1.26 - $1.75	1,512,477	3.04	$1.41	1,512,477	$1.41
$1.76 - $2.75	638,000	1.38	$2.32	638,000	$2.32
$2.76 - $4.50	0	0.00	—	0	—
$4.51 - $6.00	60,000	0.03	$5.07	60,000	$5.07

Schedule Of Warrant Activity [Table Text Block]
A summary of service provider warrant activity as of December 31, 2015, and changes during 2015, is presented below:

Warrants to Service Providers	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2015	1,481,364	$1.20	1.3	$-
Granted	-	$-		$-
Exercised	-	$-		$-
Forfeited or expired	(1,075,000)	$1.39		$-
Outstanding at December 31, 2015	406,364	$0.67	3.3	$-
Exercisable at December 31, 2015	406,364	$0.67	3.3	$-

Schedule Of Warrants Outstanding [Table Text Block]
The following table summarizes information about these warrants outstanding as of December 31, 2015:

	Warrants Outstanding			Warrants Exercisable
		Weighted	Weighted		Weighted
Range of	Number of	Average	Average		Average
Exercise	Outstanding	Remaining	Exercise	Number	Exercise
Prices	Shares	Contract Life	Price	Exercisable	Price
$0.30 - $0.50	20,000	0.5	$0.40	20,000	$0.40
$0.51 - $0.75	386,364	3.4	$0.69	386,364	$0.69

Schedule Of Share Based Compensation Expense [Table Text Block]
The Company recorded stock-based compensation expense in the periods presented as follows:

	Three Months ended September 30, 2016	Three Months ended September 30, 2015
	Successor	Predecessor

Sales and marketing	$-	$(36,046)
Research and development	-	21,072
General and administrative	-	149,577
	$-	$134,603

	Period from May 5, 2016 through September 30, 2016	Period from January 1, 2016 through May 4, 2016	Nine Months ended September 30, 2015
	Successor	Predecessor	Predecessor

Sales and marketing	$-	$18,504	$83,583
Research and development	-	6,858	64,542
General and administrative	-	29,719	509,193
	$-	$55,081	$657,318

The Company has recorded stock-based compensation expense as follows:

	Year Ended December 31
Stock-Based Expense	2015	2014
Awards under the 2002 LTIP and 2013 EIP	782,731	1,269,150
Awards outside the equity-based plans	24	10,145
	$782,755	$1,279,295
Included in Statements of Operations caption as follows:
Sales and marketing	$156,297	$158,522
Research and development	74,989	66,996
General and administrative	551,469	1,053,777
	$782,755	$1,279,295

Incentive Plan [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity under the Incentive Plans as of December 31, 2015, and changes during 2015, is presented below:

Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2015	14,205,625	$0.80	7.2	$2,000
Granted	1,033,259	$0.22		$-
Exercised	-	$-		$-
Forfeited or expired	(4,169,718)	$0.69		$-
Outstanding at December 31, 2015	11,069,166	$0.78	6.1	$-
Exercisable at December 31, 2015	8,386,028	$0.90	5.2	$-
Vested & expected to vest at December 31, 2015	11,069,166	$0.78	6.1	$-